Financial Instruments - Disclosure of Outstanding Cross Currency Swap Agreements (Detail) - Cross-currency swaps [member] - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Less than 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 4,738	$ 24,760
Fair Value Liability		(3,878)
Fair Value Asset	502
1-2 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	18,126	6,263
Fair Value Liability	(378)	(205)
Fair Value Asset	1,015
2-3 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,774	18,428
Fair Value Liability		(927)
Fair Value Asset	615	567
4-5 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	396
Fair Value Liability	(7)
Later than seven years and not later than eight years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	23,948
Fair Value Liability	(396)
Fair Value Asset	7,818
8-9 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	813	888
Fair Value Liability	(154)	(192)
9-10 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6,889	6,907
Fair Value Liability	(42)
Fair Value Asset	$ 202	51
3-4 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		4,853
Fair Value Liability		(12)
Fair Value Asset		24
5-6 years [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		14,446
Fair Value Asset		$ 8,336